8. FIXED ASSETS	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
8. FIXED ASSETS

Fixed assets, net of accumulated depreciation, were $471,834 and $522,668 as of June 30, 2012 and September 30, 2011, respectively. Accumulated depreciation was $588,208 and $554,884 as of June 30, 2012 and September 30, 2011, respectively. Total depreciation expense was $43,823 and $59,677 for the nine months ended June 30, 2012 and 2011, respectively. All equipment is used for selling, general and administrative purposes and accordingly all depreciation is classified in selling, general and administrative expenses

Property and equipment as of June 30, 2012 was comprised of the following:

	Estimated	June 30, 2012
	Useful Lives	Purchased	Capital Leases	Total

Machinery and equipment	3-10 years	$117,106	$87,039	$204,145
Leasehold improvements	20 years	600,000	-	$600,000
Furniture and fixtures	3-10 years	45,676	101,260	$146,936
Software and websites	3- 7 years	64,112	44,849	$108,961
Less: accumulated depreciation		(388,497)	(199,711)	$(588,208)
		$438,397	$33,437	$471,834

Fixed assets, net of accumulated depreciation, was $522,668 and $588,060 as of September 30, 2011 and 2010, respectively. Accumulated depreciation was $554,884 and $599,784 as of September 30, 2011 and 2010, respectively. Total depreciation expense, was $79,355 and $24,025 for the years ended September 30, 2011 and 2010, respectively. The results of operations of TransTech were included in the Consolidated Statements of Operations for the period June 9, 2010 to September 30, 2011. All equipment is used for selling, general and administrative purposes and accordingly all depreciation is classified in selling, general and administrative expenses.

Property and equipment as of September 30, 2011 was comprised of the following:

	Estimated	September 30, 2011
	Useful Lives	Purchased	Capital Leases	Total

Machinery and equipment	3-10 years	$134,616	$87,039	$221,655
Leasehold improvements	20 years	600,000	-	600,000
Furniture and fixtures	3-10 years	45,676	101,260	146,936
Software and websites	3- 7 years	64,112	44,849	108,961
Less: accumulated depreciation		(374,021)	(180,863)	(554,884)
		$470,383	$52,285	$522,668

Property and equipment as of September 30, 2010 was comprised of the following:

	Estimated	September 30, 2010
	Useful Lives	Purchased	Capital Leases	Total

Machinery and equipment	3-10 years	$211,131	$87,038	$298,169
Leasehold improvements	20 years	600,000	-	600,000
Furniture and fixtures	3-10 years	71,758	101,260	173,018
Software and websites	3- 7 years	69,403	47,254	116,657
Less: accumulated depreciation		(442,977)	(156,807)	(599,784)
		$509,315	$78,745	$588,060